Fair Value Measurements - Assets measured on recurring basis (Details) - Recurring - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Assets
Total assets at fair value	$ 87,038	$ 150,209
Money market funds
Assets
Total assets at fair value	33,858	40,454
Asset-backed securities
Assets
Total assets at fair value	3,105	16,806
Corporate bonds
Assets
Total assets at fair value	30,084	67,948
Repurchase agreements
Assets
Total assets at fair value		25,001
Government bonds
Assets
Total assets at fair value	19,991
Level 1
Assets
Total assets at fair value	53,849	40,454
Level 1 | Money market funds
Assets
Total assets at fair value	33,858	40,454
Level 1 | Government bonds
Assets
Total assets at fair value	19,991
Level 2
Assets
Total assets at fair value	33,189	109,755
Level 2 | Asset-backed securities
Assets
Total assets at fair value	3,105	16,806
Level 2 | Corporate bonds
Assets
Total assets at fair value	$ 30,084	67,948
Level 2 | Repurchase agreements
Assets
Total assets at fair value		$ 25,001